Regulatory Assets and Liabilities - Additional Information (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
PILs [Member]
Regulatory Matters [Line Items]
Increase in PILs including the impact of a change in enacted tax rates	132	139
Pension Benefit Regulatory Asset [Member]
Regulatory Matters [Line Items]
Increase (Decrease) in other comprehensive income	(391)	670
Post-Retirement and Post-Employment Benefits [Member]
Regulatory Matters [Line Items]
Increase (Decrease) in other comprehensive income	35	12
PCB Liability [Member]
Regulatory Matters [Line Items]
Regulatory asset increase (decrease)	(33)	(3)
LAR Liability [Member]
Regulatory Matters [Line Items]
Regulatory asset increase (decrease)	13	26
Environmental Expenditure [Member]
Regulatory Matters [Line Items]
Increase (decrease) in operation, maintenance and administration expenses	(20)	23
Increase (decrease) in amortization expense)	(18)	(16)
Increase (decrease) in financing chargers	11	10
Pension Cost Variance [Member]
Regulatory Matters [Line Items]
Increase (decrease) in revenue	(10)	(19)
Retail Settlement Variance Accounts [Member]
Regulatory Matters [Line Items]
Disposition of accumulated balance including accrued interest	24 months
Long-Term Project Development Costs [Member]
Regulatory Matters [Line Items]
Transmission projects identified	20
Accrued interest recovery period	1 year
Hydro One Brampton Networks Rider [Member]
Regulatory Matters [Line Items]
Disposed period of approved balances be aggregated into single regulatory account	2 years
Rider 9 [Member]
Regulatory Matters [Line Items]
Disposition of accumulated balance including accrued interest	24 months